UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orbis Holdings Limited
Address: c/o Orbis Investment Management Limited
         34 Bermudiana Road
         Hamilton, Bermuda  HM 11

13F File Number:  28-04611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James J. Dorr, Esq.
Title:     General Counsel
Phone:     441-296-3000

Signature, Place, and Date of Signing:

     James J. Dorr, Esq.     Hamilton, Bermuda,      May 05, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-04613                      Orbis Investment Management Limited

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     195636


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


01   28-04613                      Orbis Investment Management Limited

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FREIGHTWAYS CORP   COM                 02629V108      448    30000 SH       DEFINED                     0    30000        0
AMERICAN FREIGHTWAYS CORP   COM                 02629V108    15132  1013000 SH       DEFINED 01                  0  1013000        0
AMR CORPORATION             COM                 1765106       2375    74500 SH       DEFINED 01                  0    74500        0
AMR CORPORATION             COM                 1765106         96     3000 SH       DEFINED                     0     3000        0
ASA LIMITED                 COM                 2050102        173    10000 SH       DEFINED                     0    10000        0
BEAZER HOMES USA INC        COM                 07556Q105     1650    88000 SH       DEFINED 01                  0    88000        0
CALLAWAY GOLF INC.          COM                 131193104      667    43000 SH       DEFINED                     0    43000        0
CALLAWAY GOLF INC.          COM                 131193104    21728  1401800 SH       DEFINED 01                  0  1401800        0
CIRCUIT CITY STRS CARMAX GP COM                 172737306     5622  1697100 SH       DEFINED 01                  0  1697100        0
CIRCUIT CITY STRS CARMAX GP COM                 172737306      348   105000 SH       DEFINED                     0   105000        0
CLAYTON HOMES INC           COM                 184190106    35669  3522900 SH       DEFINED 01                  0  3522900        0
CLAYTON HOMES INC           COM                 184190106     1037   102400 SH       DEFINED                     0   102400        0
D. R. HORTON INC.           COM                 23331A109      327    25000 SH       DEFINED 01                  0    25000        0
DEL WEBB CORPORATION        COM                 947423109      741    50000 SH       DEFINED 01                  0    50000        0
EASTMAN KODAK COMPANY       COM                 277461109    10863   200000 SH       DEFINED 01                  0   200000        0
EASTMAN KODAK COMPANY       COM                 277461109      420     7725 SH       DEFINED                     0     7725        0
FLEETWOOD ENTERPRISES INC   COM                 339099103      310    21000 SH       DEFINED                     0    21000        0
FLEETWOOD ENTERPRISES INC   COM                 339099103    10915   740000 SH       DEFINED 01                  0   740000        0
LOEWS CORPORATION           COM                 540424108    20535   410700 SH       DEFINED 01                  0   410700        0
LOEWS CORPORATION           COM                 540424108      600    12000 SH       DEFINED                     0    12000        0
PARTNERRE LTD.              COM                 G6852T105     8629   234400 SH       DEFINED 01                  0   234400        0
PARTNERRE LTD.              COM                 G6852T105      368    10000 SH       DEFINED                     0    10000        0
SABRE HOLDINGS CORPORATION  COM                 785905100     4503   121903 SH       DEFINED 01                  0   121903        0
SABRE HOLDINGS CORPORATION  COM                 785905100       80     2167 SH       DEFINED                     0     2167        0
SCOTTISH ANN LIFE HOLDINGS  COM                 G7885T104     7545   981500 SH       DEFINED 01                  0   981500        0
SCOTTISH ANN LIFE HOLDINGS  COM                 G7885T104      442    57500 SH       DEFINED                     0    57500        0
SUN INTL HOTELS LTD         ORD                 P8797T133      599    30700 SH       DEFINED                     0    30700        0
SUN INTL HOTELS LTD         ORD                 P8797T133    16446   843400 SH       DEFINED 01                  0   843400        0
TECUMSEH PRODUCTS COMPANY   CL A                878895200    23012   523000 SH       DEFINED 01                  0   523000        0
TECUMSEH PRODUCTS COMPANY   CL A                878895200      176     4000 SH       DEFINED                     0     4000        0
TECUMSEH PRODUCTS COMPANY   CL B                878895101      840    20000 SH       DEFINED                     0    20000        0
TOLL BROTHERS INC.          COM                 889478103      300    15000 SH       DEFINED 01                  0    15000        0
WELLPOINT HEALTH NETWORKS   COM                 94973H108      175     2500 SH       DEFINED                     0     2500        0
WELLPOINT HEALTH NETWORKS   COM                 94973H108     2865    41000 SH       DEFINED 01                  0    41000        0